Columbia California Intermediate Municipal Bond Fund
First Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 12.5%
City of Los Angeles Department of Airports(a)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,114,064
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	3,663,330
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,628,420
05/15/2037	5.000%	840,000	916,133
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	349,912
05/15/2030	5.000%	500,000	529,697
County of Sacramento Airport System(a)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,250,022
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,798,527
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,114,724
07/01/2034	5.000%	1,000,000	1,070,473
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,053,972
07/01/2034	5.000%	700,000	737,687
San Diego County Regional Airport Authority(a)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,619,291
Subordinated Series 2020
07/01/2036	5.000%	495,000	527,812
07/01/2039	5.000%	400,000	423,864
Revenue Bonds
Subordinated Series 2021B
07/01/2039	4.000%	250,000	248,554
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,048,359
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,498,539
San Francisco City & County Airport Commission-San Francisco International Airport(a)
Refunding Revenue Bonds
Second Series 2023C
05/01/2037	5.500%	1,750,000	2,009,630
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,535,701
05/01/2039	5.000%	1,500,000	1,561,463
Series 2019E
05/01/2037	5.000%	2,950,000	3,089,963
Total			34,790,137
Charter Schools 4.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	288,717
California School Finance Authority(b)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2030	5.000%	1,380,000	1,396,113
08/01/2031	5.000%	850,000	859,695
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,427,190
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	318,265
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,019,989
Series 2018
08/01/2038	5.000%	1,000,000	1,027,929
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,260,775
Series 2017
07/01/2037	5.000%	3,090,000	3,165,281
Total			12,763,954

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 0.6%
California Municipal Finance Authority(a)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/24)
03/01/2054	3.875%	1,000,000	1,007,828
California Municipal Finance Authority(a),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	785,334
Total			1,793,162
Higher Education 8.0%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,541,118
04/01/2035	5.000%	2,000,000	2,075,043
Series 2018-A
12/01/2036	5.000%	1,000,000	1,050,895
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,011,660
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	808,441
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	394,118
04/01/2026	5.000%	1,000,000	996,561
Biola University
Series 2017
10/01/2031	5.000%	540,000	562,429
10/01/2032	5.000%	615,000	640,309
10/01/2033	5.000%	625,000	650,760
10/01/2034	5.000%	570,000	593,348
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	235,290
10/01/2036	5.000%	250,000	260,918
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,907,823
04/01/2036	5.000%	1,120,000	1,197,928
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(b)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	750,000	745,285
California State University
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,147,186
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,168,785
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,877,658
Series 2024BS
05/15/2038	5.000%	2,000,000	2,343,090
Total			22,208,645
Hospital 7.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,514,966
Scripps Health
Series 2024A
11/15/2039	5.000%	2,000,000	2,306,533
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,056,282
Revenue Bonds
Children’s Hospital of Orange County
Series 2024
11/01/2042	5.000%	500,000	568,212
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,627,011
02/01/2034	5.000%	500,000	524,888
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,012,168
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2034	5.000%	250,000	265,228
11/15/2035	5.000%	270,000	286,241
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,055,131
California Statewide Communities Development Authority
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	439,732
08/01/2034	5.000%	650,000	673,729
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,191,723
California Statewide Communities Development Authority(c)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,545,086
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	520,471
01/01/2036	4.000%	1,000,000	975,210
Total			19,562,611
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,137,926
Joint Power Authority 2.0%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,546,807
Southern California Public Power Authority
Revenue Bonds
Southern Transmission System
Series 2024
07/01/2041	5.000%	3,550,000	4,101,464
Total			5,648,271
Local Appropriation 2.5%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,597,392
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,045,481
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,513,810
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	916,367
06/01/2034	5.000%	775,000	835,279
Total			6,908,329
Local General Obligation 8.1%
Bellevue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	479,586
08/01/2031	0.000%	615,000	486,498
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,121,286
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,063,339
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	519,978
Encinitas Union School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	645,599
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,039,290
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,252,756

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,837,608
Napa Valley Community College District(c)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,610,414
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	663,688
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	759,413
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,976,394
Rescue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,028,859
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	517,301
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,008,771
08/01/2032	5.000%	1,500,000	1,512,805
Total			22,523,585
Multi-Family 1.1%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,109,237	1,125,715
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	403,449
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	390,643
Series 2017
05/15/2032	5.000%	1,000,000	1,034,669
Total			2,954,476
Municipal Power 8.1%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,321,305
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,081,894
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	459,327
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,756,615
Series 2023D
07/01/2041	5.000%	6,000,000	6,845,639
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,282,443
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,854,691
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,071,811
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	1,000,000	1,125,099
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	574,301
08/15/2041	5.000%	400,000	457,387
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2038	5.000%	1,650,000	1,822,260
Total			22,652,772
Other Bond Issue 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	403,536
09/01/2034	4.000%	600,000	605,096
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	353,211
02/01/2033	4.000%	500,000	503,925
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	639,189
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	357,742
Total			2,862,699
Ports 0.3%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	767,369
Prep School 1.1%
California Municipal Finance Authority
Revenue Bonds
Saint Ignatius College Preparatory
Series 2024A
09/01/2042	5.000%	1,250,000	1,399,072
09/01/2043	5.000%	1,400,000	1,559,171
Total			2,958,243
Prepaid Gas 3.2%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,075,607
Series 2024 (Mandatory Put 04/01/32)
05/01/2054	5.000%	2,000,000	2,162,796
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,055,618
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,650,000	1,745,993
Series 2009C
11/01/2039	6.500%	2,350,000	3,003,592
Total			9,043,606
Recreation 0.6%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,671,336
Refunded / Escrowed 6.4%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,011,187
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,212,719
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	431,246
11/15/2030	5.000%	600,000	674,101
11/15/2032	5.000%	850,000	982,538
California School Finance Authority(b)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	265,000	270,199
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,055,009
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,003,065

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,735,740
05/15/2037	5.000%	1,410,000	1,549,154
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,071,048
Total			17,996,006
Retirement Communities 3.3%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	316,437
07/01/2029	5.000%	300,000	306,162
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2038	5.000%	500,000	545,634
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	502,996
10/01/2035	4.000%	1,000,000	1,005,499
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	1,335,000	1,314,850
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,579,023
10/01/2026	5.000%	1,000,000	1,011,434
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	155,110
Series 2021
04/01/2039	4.000%	750,000	751,763
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	308,491
07/01/2036	4.000%	430,000	441,403
Total			9,238,802
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 1.2%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,522,425
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	654,396
06/01/2036	5.000%	1,180,000	1,254,231
Total			3,431,052
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	419,847
06/01/2034	4.000%	250,000	252,603
Total			672,450
Special Property Tax 10.7%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	672,839
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	711,660
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,320,083
Special Assessment Refunding Bonds
Series 2019
09/02/2032	5.000%	340,000	365,697
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	847,929
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,075,068
10/01/2031	5.000%	1,640,000	1,693,438
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	522,597
05/01/2033	5.000%	1,000,000	1,045,697
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,278,064
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,092,917
09/01/2031	5.000%	2,720,000	2,756,169
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	362,884
09/01/2033	5.000%	730,000	789,715
09/01/2034	5.000%	500,000	540,538
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2043	5.250%	1,350,000	1,449,182
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	932,930
10/01/2030	5.000%	350,000	367,092
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	990,000	1,011,764
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	285,859
08/01/2031	5.000%	355,000	368,966
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	696,358
08/01/2032	5.000%	580,000	602,409
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	1,893,570
08/01/2029	5.000%	1,000,000	1,017,504
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,222,138
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,321,791
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2026	5.000%	700,000	715,130
Total			29,959,988
State Appropriated 4.7%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2038	5.000%	2,000,000	2,298,911
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,651,235
Revenue Bonds
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,783,451
May Lee State Office Complex
Series 2024
04/01/2040	5.000%	2,000,000	2,296,864
Total			13,030,461
State General Obligation 2.1%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,397,920
04/01/2031	5.000%	1,000,000	1,089,428
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,139,414
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,308,845
Total			5,935,607

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.7%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2032	5.000%	250,000	270,414
06/01/2033	5.000%	250,000	270,182
06/01/2034	4.000%	200,000	205,296
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,315,220
Total			2,061,112
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	347,292
10/01/2037	5.000%	300,000	329,684
Total			676,976
Turnpike / Bridge / Toll Road 2.2%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,035,916
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,647,860
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	380,124
Total			6,063,900
Water & Sewer 5.6%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2035	5.000%	830,000	872,554
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,645,163
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	717,673
11/15/2026	5.000%	1,000,000	1,024,905
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	944,116
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,838,278
Series 2023A
07/01/2040	5.000%	500,000	575,103
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,036,324
San Diego Public Facilities Financing Authority(e)
Revenue Bonds
Subordinated Series 2024A
05/15/2040	5.000%	500,000	580,232
05/15/2041	5.000%	750,000	865,525
San Francisco City & County Public Utilities Commission Wastewater
Revenue Bonds
Series 2024C
10/01/2042	5.000%	2,200,000	2,531,408
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	592,577
02/01/2036	4.000%	1,325,000	1,351,342
Total			15,575,200
Total Municipal Bonds (Cost $275,240,332)			274,888,675

Money Market Funds —%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.467%(f)	—	0
Total Money Market Funds (Cost $0)		0
Total Investments in Securities (Cost: $275,240,332)		274,888,675
Other Assets & Liabilities, Net		4,420,607
Net Assets		279,309,282
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $15,974,356, which represents 5.72% of total net assets.

(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2024.

(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia California Intermediate Municipal Bond Fund  | 2024

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